Goodwill - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning balance	$ 166,065	$ 158,699
Business combinations	6,885	9,410
Measurement period adjustments	513
Foreign currency translation adjustments	(948)	(2,044)
Ending balance	172,515	166,065
IT professional services [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning balance	98,448	89,997
Business combinations	6,127	9,410
Measurement period adjustments	51
Foreign currency translation adjustments	(253)	(959)
Ending balance	104,373	98,448
Software services [Member]
Schedule of Carrying Amount of Goodwill [Line Items]
Beginning balance	67,617	68,702
Business combinations	758
Measurement period adjustments	462
Foreign currency translation adjustments	(695)	(1,085)
Ending balance	$ 68,142	$ 67,617